Income Taxes (Schedule Of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes
Statutory income tax rate	35.00%	35.00%	35.00%
Resolution of prior period tax items		1.00%	(1.00%)
Increase in tax rate resulting from - Valuation allowance		2.00%
Increases to the reserve for uncertain tax positions	2.00%	1.00%	1.00%
Decrease in tax rate resulting from - Foreign tax rate differentials, net of foreign tax credit utilization	(23.00%)	(19.00%)	(20.00%)
Effective income tax rate	16.00%	20.00%	15.00%